UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number: 811-576

Northeast Investors Trust
(exact name of registrant as specified in charter)

100 High Street, Room 1000
Boston, MA 02110
(adress of principal executive offices)

David Randall
100 High St, Room 1000
Boston, MA 02110
(name and address of agent for service)

Registrant's telephone number, including area code:     617-523-3588

Date of fiscal year end:  September 30

Date of reporting period ending:  June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting records for the most recent twelve-month period June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507

                           Investment Company Report

THE PENN TRAFFIC COMPANY

SECURITY           707832309         MEETING TYPE      Annual
TICKER SYMBOL      PTFC              MEETING DATE      09-Jul-2008
ISIN               US7078323091      AGENDA            932926643 -- Management

                                                                     FOR/AGAINST
ITEM      PROPOSAL                      TYPE            VOTE         MANAGEMENT
-------   ---------------------------   -------------   ----------   -----------
01        DIRECTOR                      Management
          1       ROBERT J. KELLY                       For          For
          2       GREGORY J. YOUNG                      For          For
          3       JOHN E. BURKE                         For          For
          4       KEVIN P. COLLINS                      For          For
          5       BEN EVANS                             For          For
          6       ALAN C. LEVITAN                       For          For
          7       KURT M. CELLAR                        For          For
          8       SCOTT SOZIO                           For          For
          THE PROPOSAL TO RATIFY THE
          APPOINTMENT OF EISNER LLP
          AS THE INDEPENDENT
          ACCOUNTANTS FOR THE PENN
          TRAFFIC COMPANY FOR FISCAL
          YEAR ENDING JANUARY 31,
02        2009.                         Management      For          For


Page 1 of 11                                                         09-Jul-2009

                           Investment Company Report

ORMET CORP.

SECURITY           686701103         MEETING TYPE      Annual
TICKER SYMBOL      ORMT              MEETING DATE      05-Aug-2008
ISIN               US6867011032      AGENDA            932936567 -- Management

                                                                     FOR/AGAINST
ITEM      PROPOSAL                      TYPE            VOTE         MANAGEMENT
-------   ---------------------------   -------------   ----------   -----------
01        DIRECTOR                      Management
          1      BENJAMIN DUSTER                        For          For
          2      JEFFREY MARSHALL                       For          For
          3      ROBERT PRUSAK                          For          For
          4      DAVID ROBERTSON                        For          For
          5      MICHAEL F. TANCHUK                     For          For


Page 2 of 11                                                        09-Jul-2009

                           Investment Company Report

AMTROL HOLDINGS, INC.

SECURITY           03236C103      MEETING TYPE      Annual
TICKER SYMBOL                     MEETING DATE      08-Aug-2008
ISIN                              AGENDA            932937482 -- Management

                                                                     FOR/AGAINST
ITEM      PROPOSAL                      TYPE            VOTE         MANAGEMENT
-------   ---------------------------   -------------   ----------   -----------
01        DIRECTOR                      Management
          1      LARRY T. GUILLEMETTE                   For          For
          2      DAVID P. SPALDING                      For          For
          3      TIMOTHY T. JANSZEN                     For          For
          4      RYAN LANGDON                           For          For
          5      RICHARD C. HARRIS                      For          For
          TO INCREASE THE NUMBER OF
          AUTHORIZED SHARES OF THE
          CORPORATION FROM
          10,300,000 TO 12,800,000,
          DIVIDED INTO 12,500,000
          SHARES OF COMMON STOCK AND
          300,000 SHARES OF
          PREFERRED STOCK, FOR THE
          PURPOSE OF POTENTIAL
          ACQUISITIONS, EQUITY
          INVESTMENTS AND GENERAL
02        CORPORATE PURPOSES.           Management      For          For


Page 3 of 11                                                        09-Jul-2009

                           Investment Company Report

DURA AUTOMOTIVE SYS INC

SECURITY           26632V102         MEETING TYPE      Consent
TICKER SYMBOL      DRMV              MEETING DATE      20-Feb-2009
ISIN               US26632V1026      AGENDA            932994470 -- Management

                                                                     FOR/AGAINST
ITEM      PROPOSAL                      TYPE            VOTE         MANAGEMENT
-------   ---------------------------   -------------   ----------   -----------
          CONSENT TO PROPOSED
01        AMENDMENT                     Management      Against	      N/A


Page 4 of 11                                                        09-Jul-2009

                           Investment Company Report

STERLING CHEMICALS, INC.

SECURITY           859166100         MEETING TYPE      Annual
TICKER SYMBOL      SCHI              MEETING DATE      30-Apr-2009
ISIN               US8591661009      AGENDA            933024200 -- Management

                                                                     FOR/AGAINST
ITEM      PROPOSAL                      TYPE            VOTE         MANAGEMENT
-------   ---------------------------   -------------   ----------   -----------
01        DIRECTOR                      Management
          1      RICHARD K. CRUMP                       For          For
          2      JOHN V. GENOVA                         For          For
          3      JOHN W. GILDEA                         For          For
          4      DR. PETER TING
          KAI WU                                        For          For
          PROPOSAL TO RATIFY THE
          APPOINTMENT OF GRANT
          THORNTON LLP AS
          INDEPENDENT REGISTERED
          PUBLIC ACCOUNTING FIRM
          FOR THE COMPANY FOR THE
          FISCAL YEAR ENDING
02        DECEMBER 31, 2009.            Management      For          For
          PROPOSAL TO RATIFY AND
          APPROVE THE AMENDMENT
          AND RESTATEMENT OF THE
          COMPANY'S AMENDED AND
          RESTATED 2002 STOCK
          PLAN AS SET FORTH ON
          ANNEX A OF THE PROXY
03        STATEMENT.                    Management      Against      Against
          PROPOSAL TO AMEND THE
          COMPANY'S SECOND
          AMENDED AND RESTATED
          CERTIFICATE OF
          INCORPORATION TO
          INCREASE THE NUMBER OF
          AUTHORIZED SHARES OF
          COMMON STOCK FROM
          20,000,000 TO
04        100,000,000.                  Management      Against      Against


Page 5 of 11                                                        09-Jul-2009

                           Investment Company Report

NL INDUSTRIES, INC.

SECURITY           629156407         MEETING TYPE      Annual
TICKER SYMBOL      NL                MEETING DATE      12-May-2009
ISIN               US6291564077      AGENDA            933048692 -- Management

                                                                     FOR/AGAINST
ITEM      PROPOSAL                      TYPE            VOTE         MANAGEMENT
-------   ---------------------------   -------------   ----------   -----------
01        DIRECTOR                      Management
          1      CECIL H. MOORE, JR.                    For          For
          2      GLENN R. SIMMONS                       For          For
          3      HAROLD C. SIMMONS                      For          For
          4      THOMAS P. STAFFORD                     For          For
          5      STEVEN L. WATSON                       For          For
          6      TERRY N. WORRELL                       For          For


Page 6 of 11                                                        09-Jul-2009

                           Investment Company Report

KRONOS WORLDWIDE, INC.

SECURITY           50105F105         MEETING TYPE      Annual
TICKER SYMBOL      KRO               MEETING DATE      14-May-2009
ISIN               US50105F1057      AGENDA            933053287 -- Management

                                                                     FOR/AGAINST
ITEM      PROPOSAL                      TYPE            VOTE         MANAGEMENT
-------   ---------------------------   -------------   ----------   -----------
01        DIRECTOR                      Management
          1      KEITH R. COOGAN                        For          For
          2      CECIL H. MOORE, JR.                    For          For
          3      GEORGE E. POSTON                       For          For
          4      GLENN R. SIMMONS                       For          For
          5      HAROLD C. SIMMONS                      For          For
          6      R. GERALD TURNER                       For          For
          7      STEVEN L. WATSON                       For          For


Page 7 of 11                                                        09-Jul-2009

                           Investment Company Report

POLYMER GROUP, INC.

SECURITY           731745204         MEETING TYPE      Annual
TICKER SYMBOL      POLGA             MEETING DATE      22-May-2009
ISIN               US7317452040      AGENDA            933069987 -- Management

                                                                     FOR/AGAINST
ITEM      PROPOSAL                      TYPE            VOTE         MANAGEMENT
-------   ---------------------------   -------------   ----------   -----------
01        DIRECTOR                      Management
          1       RAMON BETOLAZA                        For          For
          2       ELIZABETH A.
                  FESSENDEN                             For          For
          3       VERONICA M. HAGEN                     For          For
          4       KEITH B. HALL                         For          For
          5       WILLIAM B. HEWITT                     For          For
          6       JAMES A. OVENDEN                      For          For
          7       MARK R. PATTERSON                     For          For
          8       CHARLES E. VOLPE                      For          For
          TO APPROVE THE AMENDED
          AND RESTATED POLYMER
          GROUP, INC. 2008
          LONG-TERM STOCK
02        INCENTIVE PLAN.               Management      Against      Against
          TO APPROVE THE AMENDED
          AND RESTATED POLYMER
          GROUP, INC. 2004
03        RESTRICTED STOCK PLAN.        Management      Against      Against


Page 8 of 11                                                        09-Jul-2009

                           Investment Company Report

MAXXAM INC.

SECURITY           577913106         MEETING TYPE      Annual
TICKER SYMBOL      MXM               MEETING DATE      27-May-2009
ISIN               US5779131060      AGENDA            933085272 -- Management

                                                                     FOR/AGAINST
ITEM      PROPOSAL                      TYPE            VOTE         MANAGEMENT
-------   ---------------------------   -------------   ----------   -----------
01        DIRECTOR                      Management
          1    ROBERT J. CRUIKSHANK*                    For          For
          2    STANLEY D. ROSENBERG*                    For          For
          3    MICHAEL J. ROSENTHAL*                    For          For
          4    J. KENT
          FRIEDMAN**                                    For          For
          5    EZRA G. LEVIN**                          For          For
          PROPOSAL TO APPROVE AN
          AMENDMENT TO MAXXAM'S
02        EXECUTIVE BONUS PLAN.         Management      Against      Against
          PROPOSAL TO APPROVE AN
          AMENDMENT TO THE MAXXAM
          2002 OMNIBUS EMPLOYEE
03        INCENTIVE PLAN.               Management      Against      Against


Page 9 of 11                                                        09-Jul-2009

                           Investment Company Report

CORE-MARK HOLDING COMPANY, INC.

SECURITY           218681104         MEETING TYPE      Annual
TICKER SYMBOL      CORE              MEETING DATE      02-Jun-2009
ISIN               US2186811046      AGENDA            933057968 -- Management

                                                                     FOR/AGAINST
ITEM      PROPOSAL                      TYPE            VOTE         MANAGEMENT
-------   ---------------------------   -------------   ----------   -----------
          ELECTION OF DIRECTOR :
1A        ROBERT A. ALLEN               Management      For          For
          ELECTION OF DIRECTOR :
1B        STUART W. BOOTH               Management      For          For
          ELECTION OF DIRECTOR :
1C        GARY F. COLTER                Management      For          For
          ELECTION OF DIRECTOR : L.
1D        WILLIAM KRAUSE                Management      For          For
          ELECTION OF DIRECTOR :
1E        HARVEY L. TEPNER              Management      For          For
          ELECTION OF DIRECTOR :
1F        RANDOLPH I. THORNTON          Management      For          For
          ELECTION OF DIRECTOR : J.
1G        MICHAEL WALSH                 Management      For          For
          TO RATIFY THE SELECTION OF
          DELOITTE & TOUCHE LLP AS
          CORE-MARK'S INDEPENDENT
          REGISTERED PUBLIC
          ACCOUNTING FIRM TO SERVE
          FOR THE FISCAL YEAR ENDING
02        DECEMBER 31, 2009.            Management      For          For


Page 10 of 11                                                        09-Jul-2009

                           Investment Company Report

THE PENN TRAFFIC COMPANY

SECURITY           707832309         MEETING TYPE      Annual
TICKER SYMBOL      PTFC              MEETING DATE      17-Jun-2009
ISIN               US7078323091      AGENDA            933097099 -- Management

                                                                     FOR/AGAINST
ITEM      PROPOSAL                      TYPE            VOTE         MANAGEMENT
-------   ---------------------------   -------------   ----------   -----------
01        DIRECTOR                      Management
          1       ROBERT J. KELLY                       For          For
          2       GREGORY J. YOUNG                      For          For
          3       JOHN E. BURKE                         For          For
          4       KEVIN P. COLLINS                      For          For
          5       BEN EVANS                             For          For
          6       ALAN C. LEVITAN                       For          For
          7       KURT M. CELLAR                        For          For
          8       SCOTT SOZIO                           For          For
          THE PROPOSAL TO RATIFY THE
          APPOINTMENT OF EISNER LLP
          AS THE INDEPENDENT
          ACCOUNTANTS FOR THE PENN

          TRAFFIC COMPANY FOR FISCAL
          YEAR ENDING JANUARY 30,
02        2010.                         Management      For          For


Page 11 of 11                                                        09-Jul-2009

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report
   to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Northeast Investors Trust
   /s/ Bruce Monrad
   By (Signature and Title)* Bruce Monrad, Chairman
   (Principal Executive Officer)
   Date August 20, 2009
   * Print the name and title of each signing officer under his or her signature By the Commission